Cover	Jun. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2022
Entity File Number	001-38880
Entity Registrant Name	Whole Earth Brands, Inc.
Entity Central Index Key	0001753706
Entity Tax Identification Number	38-4101973
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 S. Wacker Drive
Entity Address, Address Line Two	Suite 3150
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	840-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FREE
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one-half of one share of common stock
Trading Symbol	FREEW
Security Exchange Name	NASDAQ